Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income tax provision/(benefit)

The income tax benefit is different from that which would be obtained by applying the statutory Federal income tax rate of 34% to income before income tax expense. The items causing this difference for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Income tax benefit at federal statutory rate	$(5,289,000)	$(4,508,000)
R & D credit	279,000	(155,000)
Stock options	205,000	386,000
Acquisition costs	—	374,000
Contingent asset/liability	—	(496,000)
Net operating loss adjustment	14,433,000	—
Other	(20,000)	3,000
Change in federal valuation allowance	(9,608,000)	4,396,000

Total	$—	$—

Significant components of deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities at December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Accrued expenses	$118,722	$96,979
Stock options expense under ASC 718	1,362,557	1,021,202
Net operating loss carry forwards	6,098,125	17,787,621
Income tax credit carry forwards	137,123	445,296
Property and equipment	141,755	8,959
Intangibles	2,288,961	2,212,680
Other	20,110	10,490

Total deferred tax assets	10,167,353	21,583,227
Less: valuation allowance	(10,167,353)	(21,583,227)

Total deferred tax assets, net of valuation allowance	$—	$—

Deferred tax liabilities:
Acquired intangibles	(2,608,755)	(2,608,755)

Total deferred tax assets/liabilities, net of valuation allowance	$(2,608,755)	$(2,608,755)